Note 10 - Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS

In the normal course of business, the Company is exposed to risks relating to changes in foreign currency exchange rates, interest rates and commodity prices. Derivative financial instruments, such as foreign currency exchange rate instruments are used to manage changes in market conditions related to foreign currency exchange rate volatility. All derivatives are recognized on the consolidated balance sheets at fair value at the end of each year. The counterparty to the Company’s derivative agreements is a major international financial institution. The Company continually monitors its positions and the credit ratings of its counterparties and does not anticipate nonperformance by the counterparties.

Foreign Currency

The Company conducts a significant portion of its business in currencies other than the U.S. Dollar, the currency in which the consolidated financial statements are reported, and as a result, the Company’s operating results are affected by foreign currency exchange rate volatility relative to the U.S. dollar.

The Company’s Autotype subsidiary in the United Kingdom uses the British Pound Sterling, or GBP, as its functional currency while, currently, approximately 35% of its revenues are denominated in U.S. Dollars. In order to protect against the risk of a strengthening GBP, the Corporate Treasury Group entered into forward contracts in each of the last three years on behalf of the Autotype subsidiary to deliver U.S. dollars at a fixed GBP rate and to receive GBP in exchange for the U.S. dollar. As of December 31, 2014, the aggregate U.S. Dollar notional amount of foreign currency forward contracts, none of which were designated as hedges, was $14.0 million, to be settled within one year. The Company uses the discounted period-end forward rates methodology to determine market value of its forward contracts. As of December 31, 2014, the fair value of these contracts was a current liability of $0.1 million that was recorded as an unrealized loss under other (expense) income in the accompanying Consolidated Statement of Operations.

On September 23, 2014, in connection with the Agriphar and CAS Acquisitions, the Company entered into two separate foreign exchange forward contracts. The first contract was for the Company to buy €277 million at a rate of 1.287845, which was settled on October 1, 2014 with a realized loss of $7.0 million that was recorded as a part of other (expense) income in the accompanying Consolidated Statements of Operations. The second contract was for the Company to sell €204 million at a rate of 1.284 which was settled upon closing of the CAS acquisition on November 3, 2014 with a realized gain of $7.3 million that was also recorded as a part of other (expense) income in the accompanying Consolidated Statements of Operations.

During the Successor and Predecessor 2013 Periods, $0.2 million and ($0.4) million, respectively, of unrealized gains (losses) were recorded in other comprehensive income relating to foreign currency exchange contracts. During the Successor and Predecessor 2013 Periods, the Company recorded realized gains (losses) of $0.1 million and ($0.4) million, respectively, in other income (expense) related to the settlement of foreign exchange contracts. During the year ended December 31, 2012, unrealized gains and (losses) of $0.5 million, net of tax, was recorded to other comprehensive income related to foreign currency hedges. During the years ended December 31, 2012, the Predecessor recorded realized gains of $0.1 million in other income (expense) related to the settlement of hedged foreign exchange contracts.

Interest Rates (Predecessor)

The Predecessor entered into an interest rate collar agreement in June 2007 to protect against interest rate changes on its floating rate U.S. Dollar denominated debt. Such interest rate collar agreement had a floor of 5.20% and a ceiling of 6.25%, a notional amount of $100 million and covered the period from June 30, 2010 through June 30, 2012.

Changes in the fair value of a derivative that is designated as, and meets all the required criteria for, a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings as the underlying hedged item affects earnings. Amounts reclassified into earnings related to the interest rate collar agreement are included in interest expense. For the year ended December 31, 2012, the expense recorded in the statement of operations for hedge ineffectiveness was de minimus. For the year ended December 31, 2012, the Predecessor recorded $1.5 million of unrealized gains, net of tax, to Other Comprehensive Income.

During the year ended December 31, 2012, the Company made payments of $2.4 million related to the difference between the interest rate collar agreement rate of 5.20% and the actual interest rate on the Company’s floating rate U.S. Dollar denominated debt. These payments were recorded as interest expense in the Consolidated Statement of Operations.